                                                                          NUVEEN

NUVEEN CONNECTICUT
TRADITIONAL UNIT TRUST 288                                                   936


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.15 - 5.36%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.19 - 5.46%                                        - Dependable Income
DATE OF DEPOSIT: April 30, 1997                     - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.8 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.51 to $98.51 depending on the purchase amount
Cusip           67064X 349 monthly payment plan
Numbers         67064X 356 quarterly payment plan
                67064X 364 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               86%
                AA                14
                                  ---------
                                  100%
Registration    Registered in Connecticut

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-21                                            28.6%
2022-26                                            42.9%
2027+                                              28.5%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 04/29/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.15%
     Tax Equivalent Yield                          8.44%

Treasury Bonds
     Yield                                         7.11%
     Tax Equivalent Yield                          7.45%

Corporate Bonds
     Yield                   7.94%

 *COMPARES TRUST AS OF 04/29/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/28/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 4.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CONNECTICUT TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Connecticut, General Obligation Bonds (1997 Series A), 5.25% Due                AA-   Aa3
              3/1/17.                                                                     2007 at 101
     500,000  State of Connecticut, Clean Water Fund Revenue Bonds, 1996 Series, 5.125%                AA+   Aaa
              Due 5/1/18.                                                                 2005 at 101
     500,000  State of Connecticut Health and Educational Facilities Authority, Revenue                AAA   Aaa
              Bonds, The William W. Backus Hospital Issue, Series D, 5.75% Due 7/1/27.
              (AMBAC Insured.)                                                            2007 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   --
              Bonds, Bridgeport Hospital Issue, Series C, 5.375% Due 7/1/25. (ConnieLee
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Connecticut College Issue, Series C-1, 5.50% Due 7/1/27. (MBIA
              Insured.)                                                                   2007 at 102
     370,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Trinity College Issue, Series E, 5.875% Due 7/1/26. (MBIA Insured.)  2006 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Westminster School Issue, Series A, 5.50% Due 7/1/26. (Original
              issue discount bonds delivered on or about May 22, 1996 at a price of
              93.724% of principal amount.)(MBIA Insured.)                                2006 at 101
     130,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Yale-New Haven Hospital Issue, Series H, 5.70% Due 7/1/25. (MBIA
              Insured.)                                                                   2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM CONNECTICUT.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/29/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.51     4.90 %      5.15%   5.19%   5.18%   5.22%   5.20%   5.24 %
 500 / $50,000              101.35     4.75        5.16    5.20    5.19    5.23    5.21    5.25
 1,000 / $100,000           101.09     4.50        5.17    5.22    5.20    5.25    5.22    5.27
 2,500 / $250,000           100.83     4.25        5.18    5.24    5.21    5.27    5.23    5.29
 5,000 / $500,000           100.04     3.50        5.22    5.30    5.26    5.33    5.27    5.35
 10,000 / $1,000,000         99.53     3.00        5.25    5.33    5.28    5.36    5.30    5.38
 25,000 / $2,500,000         99.02     2.50        5.28    5.37    5.31    5.40    5.33    5.42
 50,000 / $5,000,000         98.51     2.00        5.30    5.41    5.34    5.44    5.36    5.46

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.0%   39.0%      42.5%
         5.15  % 7.46%   7.80%   8.44%      8.96 %
         5.16    7.48    7.82    8.46       8.97
         5.17    7.49    7.83    8.48       8.99
         5.18    7.51    7.85    8.49       9.01
         5.22    7.57    7.91    8.56       9.08
         5.25    7.61    7.95    8.61       9.13
         5.28    7.65    8.00    8.66       9.18
         5.30    7.68    8.03    8.69       9.22

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .4498
 Monthly plan            7/15/97       .4353   $ 5.2256
 Quarterly plan          8/15/97       .8760
                        11/15/97      1.3140     5.2576
 Semi-annual plan       11/15/97      2.1975
                         5/15/98      2.6370     5.2766
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.58 =  98.444
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/29/97)        interest
 98.444       X   $5.2256        =   $514.43
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN MARYLAND
TRADITIONAL UNIT TRUST 321                                                   936


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.13 - 5.33%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.17 - 5.44%                                        - Dependable Income
DATE OF DEPOSIT: April 30, 1997                     - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.7 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.90 to $97.92 depending on the purchase amount
Cusip           67102E 550 monthly payment plan
Numbers         67102E 568 quarterly payment plan
                67102E 576 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               43%
                AA                57
                                  ---------
                                  100%
Registration    Registered in Maryland

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-17                                            28.5%
2018-19                                            14.3%
2020-21                                            14.3%
2022-23                                             0.0%
2024+                                              42.9%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 04/29/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.13%
     Tax Equivalent Yield                          8.41%

Treasury Bonds
     Yield                                         7.11%
     Tax Equivalent Yield                          7.48%

Corporate Bonds

     Yield                   7.94%

 *COMPARES TRUST AS OF 04/29/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/28/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS MARYLAND TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AAA   Aaa
              The Johns Hopkins Health System (Bayview Campus) Issue, Series 1996, 5.25%
              Due 7/1/27. (AMBAC Insured.)                                                2007 at 102
     500,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AAA   Aaa
              Loyola College Issue, Series 1996A, 5.375% Due 10/1/26. (Original issue discount bonds delivered on or about November 14, 1996 at a price of
              94.668% of principal amount.)(MBIA Insured.)                                2006 at 102
     500,000  The Maryland-National Capital Park and Planning Commission (Prince George's              AA   Aa2
              County, Maryland), General Obligation Park Acquisition and Development
              Bonds, Series T-2, 5.375% Due 1/15/17.                                      2007 at 101
     500,000  University of Maryland System, Auxiliary Facility and Tuition Revenue                    AA+   Aa3
              Bonds, 1996 Series A, 5.75% Due 4/1/17.                                     2006 at 101
     500,000  Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water              AA+   Aa
              and Sewer Series, 1996, 5.00% Due 9/1/18. (Original issue discount bonds delivered on or about March 20, 1996 at a price of 94.209% of principal
              amount.)                                                                    2006 at 101
     500,000  City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project               AAA   Aaa
              and Refunding Revenue Bonds (Wastewater Projects), Series 1996-A, 5.50% Due
              7/1/26. (Original issue discount bonds delivered on or about July 31, 1996
              at a price of 93.74% of principal amount.)(FGIC Insured.)                   2006 at 101
     500,000  Washington Suburban Sanitary District, Maryland (Montgomery and Prince                   AA   Aa1
              George's Counties, Maryland), General Construction Bonds of 1996, 5.625%
              Due 6/1/20. (General Obligation Bonds.)                                     2006 at 100
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM MARYLAND.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/29/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.90     4.90 %      5.13%   5.17%   5.16%   5.20%   5.18%   5.22 %
 500 / $50,000              100.75     4.75        5.13    5.18    5.16    5.21    5.18    5.23
 1,000 / $100,000           100.48     4.50        5.15    5.20    5.18    5.23    5.20    5.25
 2,500 / $250,000           100.22     4.25        5.16    5.22    5.19    5.25    5.21    5.26
 5,000 / $500,000            99.44     3.50        5.20    5.28    5.23    5.31    5.25    5.33
 10,000 / $1,000,000         98.93     3.00        5.23    5.32    5.26    5.35    5.28    5.36
 25,000 / $2,500,000         98.42     2.50        5.25    5.35    5.29    5.38    5.31    5.40
 50,000 / $5,000,000         97.92     2.00        5.28    5.39    5.31    5.42    5.33    5.44

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.5%   34.5%   39.0%      42.5%
         5.13  % 7.49%   7.83%   8.41%      8.92 %
         5.13    7.49    7.83    8.41       8.92
         5.15    7.52    7.86    8.44       8.96
         5.16    7.53    7.88    8.46       8.97
         5.20    7.59    7.94    8.52       9.04
         5.23    7.64    7.98    8.57       9.10
         5.25    7.66    8.02    8.61       9.13
         5.28    7.71    8.06    8.66       9.18

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .4451
 Monthly plan            7/15/97       .4308   $ 5.1716
 Quarterly plan          8/15/97       .8670
                        11/15/97      1.3005     5.2036
 Semi-annual plan       11/15/97      2.1750
                         5/15/98      2.6100     5.2226
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.97 =  99.039
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/29/97)        interest
 99.039       X   $5.1716        =   $512.19
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN VIRGINIA
TRADITIONAL UNIT TRUST 316                                                   936


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.25 - 5.46%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.28 - 5.56%                                        - Dependable Income
DATE OF DEPOSIT: April 30, 1997                     - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.8 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.94 to $96.98 depending on the purchase amount
Cusip           6706LB 405 monthly payment plan
Numbers         6706LB 413 quarterly payment plan
                6706LB 421 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               29%
                AA                57
                A1/A+             14
                                  ---------
                                  100%
Registration    Registered in Virginia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-18                                            14.2%
2019-20                                            14.3%
2021-22                                            28.6%
2023-24                                            14.3%
2025+                                              28.6%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 04/29/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.25%
     Tax Equivalent Yield                          8.68%

Treasury Bonds
     Yield                                         7.11%
     Tax Equivalent Yield                          7.54%

Corporate Bonds

     Yield                   7.94%

 *COMPARES TRUST AS OF 04/29/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/28/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

--------------------------------------------------------------------------------

 BONDS THIS VIRGINIA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Virginia Commonwealth University, General Revenue Pledge Bonds, Series                   AA-   A1
              1996A, 5.75% Due 5/1/21.                                                    2006 at 102
     500,000  Augusta County Service Authority (Virginia), Water and Sewer System Revenue              AAA   Aaa
              Bonds, Series 1994, 5.00% Due 11/1/24. (Original issue discount bonds delivered on or about March 3, 1994 at a price of 93.75% of principal
              amount.)(MBIA Insured.)                                                     2009 at 100
     500,000  Industrial Development Authority of Fairfax County, Virginia, Hospital                   AA   Aa2
              Revenue Refunding Bonds (Inova Health System Hospitals Project), Series
              1993A, 5.25% Due 8/15/19.                                                   No Optional
                                                                                              Call
     500,000  Fairfax County (Virginia), Water Authority, Water Refunding Revenue Bonds,               AA-   Aa
              Series 1992, 6.00% Due 4/1/22.                                              2007 at 102
     500,000  Industrial Development Authority of Henry County, Virginia, Hospital                     A+   A2
              Revenue Bonds (Memorial Hospital of Martinsville and Henry County), Series
              1997, 6.00% Due 1/1/27.                                                     2007 at 101
     500,000  Industrial Development Authority of the City of Norfolk, Commonwealth of                 AA   Aa2
              Virginia Lease Revenue Bonds (Norfolk Public Health Center Project), Series
              1997, 5.625% Due 9/15/17. (When issued.)                                    2006 at 102
     500,000  Upper Occoquan Sewage Authority (Virginia), Regional Sewerage System                     AAA   Aaa
              Revenue Bonds, Series of 1995A, 4.75% Due 7/1/29. (Original issue discount bonds delivered on or about January 9, 1996 at a price of 91.422% of
              principal amount.)(MBIA Insured.)                                           2006 at 100
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM VIRGINIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/29/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.94     4.90 %      5.25%   5.28%   5.28%   5.32%   5.30%   5.33 %
 500 / $50,000               99.78     4.75        5.25    5.28    5.29    5.32    5.31    5.34
 1,000 / $100,000            99.52     4.50        5.27    5.31    5.30    5.35    5.32    5.36
 2,500 / $250,000            99.26     4.25        5.28    5.32    5.31    5.36    5.33    5.38
 5,000 / $500,000            98.49     3.50        5.32    5.38    5.36    5.42    5.38    5.44
 10,000 / $1,000,000         97.98     3.00        5.35    5.42    5.38    5.46    5.40    5.48
 25,000 / $2,500,000         97.48     2.50        5.38    5.46    5.41    5.50    5.43    5.52
 50,000 / $5,000,000         96.98     2.00        5.41    5.49    5.44    5.54    5.46    5.56

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.0%   39.5%      43.0%
         5.25  % 7.72%   8.08%   8.68%      9.21 %
         5.25    7.72    8.08    8.68       9.21
         5.27    7.75    8.11    8.71       9.25
         5.28    7.76    8.12    8.73       9.26
         5.32    7.82    8.18    8.79       9.33
         5.35    7.87    8.23    8.84       9.39
         5.38    7.91    8.28    8.89       9.44
         5.41    7.96    8.32    8.94       9.49

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .4513
 Monthly plan            7/15/97       .4368   $ 5.2433
 Quarterly plan          8/15/97       .8790
                        11/15/97      1.3185     5.2753
 Semi-annual plan       11/15/97      2.2050
                         5/15/98      2.6460     5.2943
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.01 =  99.990
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/29/97)        interest
 99.990       X   $5.2433        =   $524.28
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)